Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Fair value measurement
25	Fair value measurement

Fair value measures for non-financial assets

The non-financial assets and liabilities measured at fair value in the statement of financial position are grouped into three levels of fair value hierarchy. The three levels are defined based on the observability of relevant data for the measuring, as follows:

•	Level 1: quoted prices (without adjustment) in active markets for identical assets and liabilities.

•	Level 2: data other than the quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly;

•	Level 3: non-observable data for the asset or liability.

As of December 31, 2020 and 2019 non-financial assets measured at fair value are classified in Level 3 of this hierarchy, as described below:

	2020	2019
Level 3
Vessels	$182,055	$214,938
Buildings	286,232	299,660
Land	1,934,345	1,597,923
	$2,402,632	$2,112,521

As of December 31, 2020, the values of the Company’s land, buildings and facilities were estimated based on appraisals performed by independent, professionally qualified property valuers.

As of December 31, 2020, and 2019, the revalued amounts for all the vessels were determined using the revenue technique.

The important information and assumptions are prepared in close collaboration with Management. The valuation processes and changes in the fair value are reviewed by the Administration and Finance Department on the financial reporting date. Additional information on fair value measurement is as follows.

Vessels (Level 3)

The fair values for the offshore vessels, and parcel tankers are estimated based on revenue that capitalizes the estimated revenue cash flows from the leasing of vessels net of operating costs projected, using an appropriate discount rate that reflects the required performance for similar assets. Cash flows are calculated based on the average of international charter rates and operating costs (including maintenance), and also the historical utilization level. The value of vessels is sensitive to changes in these variables.

The most significant information, which is not observable, is the value of the estimated daily rates, the assumptions for the percentage of utilization and the discount rate. The fair value increases if the estimated daily rates and the percentage of utilization increase or if the discount rate (market yields) decreases. The appraisals in general are sensitive to these three assumptions.

Management believes that the range of reasonably possible alternatives is greater for the value of the rates and the percentage of use, and also that there is a correlation between these factors.

The information used for the measurement of fair value as of December 31, 2020 was:

	Offshore vessels	Parcel tankers
Daily rate or fee	4,504 usd	15,805 usd
Average percentage of utilization	78%	89%
Discount rate	7.44%	7.65%

Buildings and land (Level 3)

The valuation was prepared based on a market focus that reflects the prices observed on recent market transactions involving similar properties and incorporates adjustments for factors specific to the property in question, including land size, location, liens, and current use.

The most significant information used, which is not observable, is the adjustment for factors specific to the properties in question. The magnitude and direction of this adjustment depends on the characteristics of observable market transactions for similar properties used as the end point for the valuation. Although this information is subjective, Management considers that the global valuation will not be materially affected by reasonably possible alternatives.

As of December 31, 2020, and 2019, the reconciliation between the carrying amounts of non-financial assets classified within Level 3 is as follows:

	Vessels	Buildings andFacilities
Balance as of January 1, 2020	$214,938	$1,897,583
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	-	330,571
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(16,136)	-
	(16,136)	330,571
Additions and disposals, net	(16,747)	(7,577)
Balance as of December 31, 2020	$182,055	$2,220,577

Balance as of January 1, 2019	$782,673	$1,385,153
Amount recognized in other comprehensive income:
Revaluation surplus of vessels	41,026	377,593
Amount recognized in statements profit or loss:
Loss on revaluation of vessels	(39,199)	-
	1,827	377,593
Additions and disposals, net	(569,562)	134,837
Balance as of December 31, 2019	$214,938	$1,897,583

As of December 31, 2020, and 2019, there were no effects from unrealized gains from fair value measurements.